RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS

21.  RISK MANAGEMENT AND FINANCIAL INSTRUMENTS

Risk Management Overview
 TCPL has exposure to market risk and counterparty credit risk. TCPL engages in risk management activities with the objective of mitigating the impact of these risks on earnings, cash flow and, ultimately, shareholder value.

Risk management strategies, policies and limits are designed to ensure TCPL's risks and related exposures are in line with the Company's business objectives and risk tolerance. Market risk and counterparty credit risk are managed within limits ultimately established by the Company's Board of Directors, implemented by senior management and monitored by risk management and internal audit personnel. The Board of Directors' Audit Committee oversees how management monitors compliance with market risk and counterparty credit risk management policies and procedures, and oversees management's review of the adequacy of the risk management framework. Internal audit personnel assist the Audit Committee in its oversight role by performing regular and ad-hoc reviews of risk management controls and procedures, the results of which are reported to the Audit Committee.

Market Risk
 The Company constructs and invests in large infrastructure projects, purchases and sells energy commodities, issues short-term and long-term debt, including amounts in foreign currencies, and invests in foreign operations. Certain of these activities expose the Company to market risk from changes in commodity prices, foreign exchange rates and interest rates, which may affect the Company's earnings and the value of the financial instruments it holds.

The Company uses derivatives as part of its overall risk management strategy to assist in managing the exposure to market risk that results from these activities. Derivative contracts used to manage market risk generally consist of the following:

•
Forwards and futures contracts – contractual agreements to purchase or sell a specific financial instrument or commodity at a specified price and date in the future. TCPL enters into foreign exchange and commodity forwards and futures to mitigate the impact of volatility in foreign exchange rates and commodity prices.
•
Swaps – contractual agreements between two parties to exchange streams of payments over time according to specified terms. The Company enters into interest rate, cross-currency and commodity swaps to mitigate the impact of changes in interest rates, foreign exchange rates and commodity prices.
•
Options – contractual agreements that convey the right, but not the obligation, of the purchaser to buy or sell a specific amount of a financial instrument or commodity at a fixed price, either at a fixed date or at any time within a specified period. The Company enters into option agreements to mitigate the risk of changes in interest rates, foreign exchange rates and commodity prices.

Where possible, derivative instruments are designated as hedges, but in some cases derivatives do not meet the specific criteria for hedge accounting treatment and are accounted for at fair value with changes in fair value recorded in Net Income in the period of change. This may expose the Company to increased variability in reported earnings because the fair value of the derivative instruments can fluctuate significantly from period to period, however, the Company enters into the arrangements as they are considered to be effective economic hedges.

Commodity Price Risk
 The Company is exposed to commodity price movements as part of its normal business operations, particularly in relation to the prices of electricity and natural gas. A number of strategies are used to mitigate these exposures, including the following:

•
Subject to its overall risk management strategy, the Company commits a portion of its expected power supply to fixed-price medium-term or long-term sales contracts, while reserving an amount of unsold supply to mitigate operational and price risks in its asset portfolio.
•
The Company purchases a portion of the natural gas required for its power plants or enters into contracts that base the sale price of electricity on the cost of natural gas, effectively locking in a margin.
•
The Company's power sales commitments are fulfilled through power generation or purchased through contracts, thereby reducing the Company's exposure to fluctuating commodity prices.
•
The Company enters into offsetting or back-to-back positions using derivative instruments to manage price risk exposure in power and natural gas commodities created by certain fixed and variable pricing arrangements for different pricing indices and delivery points.

The Company assesses its commodity contracts and derivative instruments used to manage commodity risk to determine the appropriate accounting treatment. Contracts, with the exception of leases, have been assessed to determine whether they or certain aspects of them meet the definition of a derivative. Certain commodity purchase and sale contracts are derivatives but fair value accounting is not required, as they were entered into and continue to be held for the purpose of receipt or delivery in accordance with the Company's normal purchases and normal sales exemptions and are documented as such. In addition, fair value accounting is not required for other financial instruments that qualify for certain exemptions.

Natural Gas Storage Commodity Price Risk
 TCPL manages its exposure to seasonal natural gas price spreads in its non-regulated Natural Gas Storage business by economically hedging storage capacity with a portfolio of third-party storage capacity contracts and proprietary natural gas purchases and sales. TCPL simultaneously enters into a forward purchase of natural gas for injection into storage and an offsetting forward sale of natural gas for withdrawal at a later period, thereby locking in future positive margins and effectively eliminating exposure to natural gas price movements. Fair value adjustments recorded each period on these forward contracts are not necessarily representative of the amounts that will be realized on settlement.

Foreign Exchange and Interest Rate Risk
 Foreign exchange and interest rate risk is created by fluctuations in the fair value or cash flow of financial instruments due to changes in foreign exchange rates and interest rates.

A portion of TCPL's earnings from its Natural Gas Pipelines, Oil Pipelines and Energy segments is generated in U.S. dollars and, therefore, fluctuations in the value of the Canadian dollar relative to the U.S. dollar can affect TCPL's net income. This foreign exchange impact is partially offset by U.S. dollar-denominated financing costs and by the Company's hedging activities. TCPL has a greater exposure to U.S. currency fluctuations than in prior years due to growth in its U.S. operations, partially offset by increased levels of U.S. dollar-denominated interest expense.

The Company uses foreign currency and interest rate derivatives to manage the foreign exchange and interest rate risks related to its debt and other U.S. dollar-denominated transactions. Certain of the realized gains and losses on these derivatives are deferred as regulatory assets and liabilities until they are recovered from or paid to the shippers in accordance with the terms of the shipping agreements.

TCPL has floating interest rate debt which subjects it to interest rate cash flow risk. The Company uses a combination of interest rate swaps and options to manage its exposure to this risk.

Net Investment in Foreign Operations
 The Company hedges its net investment in foreign operations (on an after-tax basis) with U.S. dollar-denominated debt, cross-currency interest rate swaps, forward foreign exchange contracts and foreign exchange options. At December 31, 2012, the Company had designated as a net investment hedge U.S. dollar-denominated debt with a carrying value of $11.1 billion (US$11.2 billion) (2011 – $10 billion (US$9.8 billion)) and a fair value of $14.3 billion (US$14.4 billion) (2011 – $12.7 billion (US$12.5 billion)). At December 31, 2012, $71 million (December 31, 2011 – $79 million) was included in Other Current Assets, $47 million (December 31, 2011 – $66 million) was included in Intangible and Other Assets, $6 million (December 31, 2011 – $15 million) was included in Accounts Payable and Other, and $30 million (December 31, 2011 – $41 million) was included in Other Long-Term Liabilities for the fair value of the forwards and swaps used to hedge the Company's net U.S. dollar investment in foreign operations.

The fair values and notional or principal amounts for the derivatives designated as a net investment hedge were as follows:

Asset/(Liability)

	2012		2011
at December 31 (millions of Canadian dollars)	Fair Value[1]	Notional or Principal Amount	Fair Value[1]	Notional or Principal Amount

U.S. dollar cross-currency swaps (maturing 2013 to 2019)[2]	82	US 3,800	93	US 3,850
U.S. dollar forward foreign exchange contracts (maturing 2013)	–	US 250	(4)	US 725

	82	US 4,050	89	US 4,575

[1]
Fair values equal carrying values.

[2]
Net Income in 2012 included net realized gains of $30 million (2011 – gains of $27 million) related to the interest component of cross-currency swap settlements.

Counterparty Credit Risk
 Counterparty credit risk represents the financial loss the Company would experience if a counterparty to a financial instrument failed to meet its obligations in accordance with the terms and conditions of the financial instruments with the Company.

Counterparty credit risk is managed through established credit management techniques, including conducting financial and other assessments to establish and monitor a counterparty's creditworthiness, setting exposure limits, monitoring exposures against these limits, using contract netting arrangements and obtaining financial assurances where warranted. In general, financial assurances include guarantees, letters of credit and cash. The Company monitors and manages its concentration of counterparty credit risk on an ongoing basis. The Company believes these measures minimize its counterparty credit risk but there is no certainty that they will protect it against all material losses.

TCPL's maximum counterparty credit exposure with respect to financial instruments at the Balance Sheet date, without taking into account security held, consisted of accounts receivable, portfolio investments recorded at fair value, the fair value of derivative assets and notes, and loans and advances receivable. The carrying amounts and fair values of these financial assets, except amounts for derivative assets, are included in Accounts receivable and other, and Available for sale assets in the Non-Derivative Financial Instruments Summary table located in the Fair Values section of this note. The majority of counterparty credit exposure is with counterparties that are investment grade or the exposure is supported by financial assurances provided by investment grade parties. The Company regularly reviews its accounts receivable and records an allowance for doubtful accounts as necessary using the specific identification method. At December 31, 2012, there were no significant amounts past due or impaired, and there were no significant credit losses during the year.

At December 31, 2012, the Company had a credit risk concentration of $259 million (2011 – $274 million) due from a counterparty. This amount is expected to be fully collectible and is secured by a guarantee from the counterparty's parent company.

TCPL has significant credit and performance exposures to financial institutions as they provide committed credit lines and cash deposit facilities, critical liquidity in the foreign exchange derivative, interest rate derivative and energy wholesale markets, and letters of credit to mitigate TCPL's exposure to non-creditworthy counterparties.

As a level of uncertainty continues to exist in the global financial markets, TCPL continues to closely monitor and reassess the creditworthiness of its counterparties. This has resulted in TCPL reducing or mitigating its exposure to certain counterparties where it was deemed warranted and permitted under contractual terms. As part of its ongoing operations, TCPL must balance its market and counterparty credit risks when making business decisions.

Fair Values

Non-derivative Instruments
 Certain financial instruments included in Cash and Cash Equivalents, Accounts Receivable, Intangible and Other Assets, Notes Payable, Accounts Payable, Accrued Interest and Other Long-Term Liabilities have carrying amounts that approximate their fair value due to the nature of the item or the short time to maturity. The fair value of the Company's Notes Receivable is calculated by discounting future payments of interest and principal using forward interest rates. The fair value of Long-Term Debt was estimated based on quoted market prices for the same or similar debt instruments. The fair value of available for sale assets has been calculated using quoted market prices where available.

Derivative Instruments
 The fair value of foreign exchange and interest rate derivatives have been calculated using the income approach which uses year-end market rates and applies a discounted cash flow valuation model. The fair value of power and natural gas derivatives and available for sale investments has been calculated using quoted market prices where available. In the absence of quoted market prices, third-party broker quotes or other valuation techniques have been used.

Credit risk has been taken into consideration when calculating the fair value of derivatives, Notes Receivable and Long-Term Debt.

Non-Derivative Financial Instruments Summary
 The carrying and fair values of non-derivative financial instruments were as follows:

	2012		2011
at December 31 (millions of Canadian dollars)	Carrying Amount[1]	Fair Value[2]	Carrying Amount[1]	Fair Value[2]

Financial Assets
Cash and cash equivalents	537	537	629	629
Accounts receivable and other[3]	1,324	1,373	1,378	1,422
Due from TransCanada Corporation	985	985	750	750
Available for sale assets[3]	44	44	23	23

	2,890	2,939	2,780	2,824

Financial Liabilities[4]
Notes payable	2,275	2,275	1,863	1,863
Accounts payable and other long-term liabilities[5]	1,535	1,535	1,330	1,330
Accrued interest	370	370	367	367
Long-term debt	18,913	24,573	18,659	23,757
Junior subordinated notes	994	1,054	1,016	1,027

	24,087	29,807	23,235	28,344

[1]
Recorded at amortized cost, except for US$350 million (2011 – US$350 million) of Long-Term Debt that is attributed to hedged risk and recorded at fair value. This debt, which is recorded at fair value on a recurring basis, is classified in Level II of the fair value hierarchy using the income approach based on interest rates from external data service providers.

[2]
The fair value measurement of financial assets and liabilities recorded at amortized cost for which the fair value is not equal to the carrying value would be included in Level II of the fair value hierarchy using the income approach based on interest rates from external data service providers.

[3]
At December 31, 2012, the Consolidated Balance Sheet included financial assets of $1.1 billion (2011 – $1.1 billion) in Accounts Receivable, $40 million (2011 – $41 million) in Other Current Assets and $240 million (2011 – $247 million) in Intangible and Other Assets.

[4]
Consolidated Net Income in 2012 included losses of $10 million (2011 – losses of $13 million) for fair value adjustments attributable to the hedged interest rate risk associated with interest rate swap fair value hedging relationships on US$350 million of debt at December 31, 2012 (2011 – US$350 million). There were no other unrealized gains or losses from fair value adjustments to the non-derivative financial instruments.

[5]
At December 31, 2012, the Consolidated Balance Sheet included financial liabilities of $1.5 billion (2011 – $1.2 billion) in Accounts Payable and $38 million (2011 – $137 million) in Other Long-Term Liabilities.

The following tables detail the remaining contractual maturities for TCPL's non-derivative financial liabilities, including both the principal and interest cash flows at December 31, 2012:

Contractual Repayments of Financial Liabilities[1]

	Payments Due by Period
(millions of Canadian dollars)	Total	2013	2014 and 2015	2016 and 2017	2018 and Thereafter

Notes payable	2,275	2,275	–	–	–
Long-term debt	18,913	894	2,531	1,769	13,719
Junior subordinated notes	994	–	–	–	994

	22,182	3,169	2,531	1,769	14,713

[1]
The anticipated timing of settlement of derivative contracts is presented in the Derivatives Instrument Summary in this note.

Interest Payments on Financial Liabilities

	Payments Due by Period
(millions of Canadian dollars)	Total	2013	2014 and 2015	2016 and 2017	2018 and Thereafter

Long-term debt	15,377	1,154	2,125	1,908	10,190
Junior subordinated notes	3,443	63	126	126	3,128

	18,820	1,217	2,251	2,034	13,318

Derivative Instruments Summary
 Information for the Company's derivative instruments for 2012, excluding hedges of the Company's net investment in foreign operations, is as follows:

at December 31	2012
(all amounts in Canadian millions unless otherwise indicated)	Power	Natural Gas	Foreign Exchange	Interest

Derivative Instruments Held for Trading[1]
Fair Values[2]
Assets	$139	$88	$1	$14
Liabilities	$(176)	$(104)	$(2)	$(14)
Notional Values
Volumes[3]
Purchases	31,135	83	–	–
Sales	31,066	65	–	–
Canadian dollars	–	–	–	620
U.S. dollars	–	–	US 1,408	US 200
Cross-currency	–	–	–	–
Net unrealized (losses)/gains in the year[4]	$(30)	$2	$(1)	$–
Net realized gains/(losses) in the year[4]	$5	$(10)	$26	$–
Maturity dates	2013-2017	2013-2016	2013	2013-2016
Derivative Instruments in Hedging Relationships[5,6]
Fair Values[2]
Assets	$76	$–	$–	$10
Liabilities	$(97)	$(2)	$(38)	$–
Notional Values
Volumes[3]
Purchases	15,184	1	–	–
Sales	7,200	–	–	–
U.S. dollars	–	–	US 12	US 350
Cross-currency	–	–	136/US 100	–
Net realized (losses)/gains in the year[4]	$(130)	$(23)	$–	$7
Maturity dates	2013-2018	2013	2013-2014	2013-2015

[1]
All derivative instruments held for trading have been entered into for risk management purposes and are subject to the Company's risk management strategies, policies and limits. These include derivatives that have not been designated as hedges or do not qualify for hedge accounting treatment but have been entered into as economic hedges to manage the Company's exposures to market risk.

[2]
Fair values equal carrying values.

[3]
Volumes for power and natural gas derivatives are in GWh and billion cubic feet (Bcf), respectively.

[4]
Realized and unrealized gains and losses on held for trading derivative instruments used to purchase and sell power and natural gas are included net in Revenues. Realized and unrealized gains and losses on interest rate and foreign exchange derivative financial instruments held for trading are included in Interest Expense and Interest Income and Other, respectively. The effective portion of the change in fair value of derivative instruments in hedging relationships is initially recognized in OCI and reclassified to Revenues, Interest Expense and Interest Income and Other, as appropriate, as the original hedged item settles.

[5]
All hedging relationships are designated as cash flow hedges except for interest rate derivative instruments designated as fair value hedges with a fair value of $10 million and a notional amount of US$350 million. In 2012, net realized gains on fair value hedges were $7 million and were included in Interest Expense. In 2012, the Company did not record any amounts in Net Income related to ineffectiveness for fair value hedges.

[6]
In 2012, there were no gains or losses included in Net Income relating to discontinued cash flow hedges where it was probable that the anticipated transaction would not occur.

Derivative Instruments Summary
 Information for the Company's derivative instruments for 2011, excluding hedges of the Company's net investment in foreign operations, is as follows:

at December 31	2011
(all amounts in Canadian millions unless otherwise indicated)	Power	Natural Gas	Foreign Exchange	Interest

Derivative Instruments Held for Trading[1]
Fair Values[2]
Assets	$185	$176	$3	$22
Liabilities	$(192)	$(212)	$(14)	$(22)
Notional Values
Volumes[3]
Purchases	21,905	103	–	–
Sales	21,334	82	–	–
Canadian dollars	–	–	–	684
U.S. dollars	–	–	US 1,269	US 250
Cross-currency	–	–	47/US 37	–
Net unrealized (losses)/gains in the year[4]	$(2)	$(50)	$(4)	$1
Net realized gains/(losses) in the year[4]	$42	$(74)	$10	$1
Maturity dates	2012-2016	2012-2016	2012	2012-2016
Derivative Instruments in Hedging Relationships[5,6]
Fair Values[2]
Assets	$16	$3	$–	$13
Liabilities	$(277)	$(22)	$(38)	$(1)
Notional Values
Volumes[3]
Purchases	17,188	8	–	–
Sales	8,061	–	–	–
U.S. dollars	–	–	US 73	US 600
Cross-currency	–	–	136/US 100	–
Net realized losses in the year[4]	$(165)	$(17)	$–	$(16)
Maturity dates	2012-2017	2012-2013	2012-2014	2012-2015

[1]
All derivative instruments held for trading have been entered into for risk management purposes and are subject to the Company's risk management strategies, policies and limits. These include derivatives that have not been designated as hedges or do not qualify for hedge accounting treatment but have been entered into as economic hedges to manage the Company's exposures to market risk.

[2]
Fair values equal carrying values.

[3]
Volumes for power and natural gas derivatives are in GWh and Bcf, respectively.

[4]
Realized and unrealized gains and losses on held for trading derivative instruments used to purchase and sell power and natural gas are included net in Revenues. Realized and unrealized gains and losses on interest rate and foreign exchange derivative instruments held for trading are included in Interest Expense and Interest Income and Other, respectively. The effective portion of the change in fair value of derivative instruments in hedging relationships is initially recognized in OCI and reclassified to Revenues, Interest Expense and Interest Income and Other, as appropriate, as the original hedged item settles.

[5]
All hedging relationships are designated as cash flow hedges except for interest rate derivative instruments designated as fair value hedges with a fair value of $13 million and a notional amount of US$350 million. In 2011, net realized gains on fair value hedges were $7 million and were included in Interest Expense. In 2011, the Company did not record any amounts in Net Income related to ineffectiveness for fair value hedges.

[6]
In 2011, there were no gains or losses included in Net Income relating to discontinued cash flow hedges where it was probable that the anticipated transaction would not occur.

Balance Sheet Presentation of Derivative Instruments
 The fair value of the derivative instruments in the Company's Balance Sheet was as follows:

at December 31 (millions of Canadian dollars)	2012	2011

Current
Other current assets (Note 5)	259	361
Accounts payable and other (Note 12)	(283)	(485)
Long Term
Intangible and other assets (Note 10)	187	202
Other long-term liabilities (Note 13)	(186)	(349)

Derivatives in Cash Flow Hedging Relationships
 The components of OCI related to derivatives in cash flow hedging relationships are as follows:

	Cash Flow Hedges[1]
	Power		Natural Gas		Foreign Exchange		Interest
year ended December 31 (millions of Canadian dollars, pre-tax)	2012	2011	2012	2011	2012	2011	2012	2011

Change in fair value of derivative instruments recognized in OCI (effective portion)	83	(263)	(21)	(59)	(1)	5	–	(1)
Reclassification of gains and losses on derivative instruments from AOCI to Net Income (effective portion)	147	81	54	100	–	–	18	43
Gains and losses on derivative instruments recognized in earnings (ineffective portion)	7	–	–	–	–	–	–	–

[1]
No amounts have been excluded from the assessment of hedge effectiveness.

Credit Risk Related Contingent Features
 Derivative contracts entered into to manage market risk often contain financial assurance provisions that allow parties to the contracts to manage credit risk. These provisions may require collateral to be provided if a credit-risk-related contingent event occurs, such as a downgrade in the Company's credit rating to non-investment grade. Based on contracts in place and market prices at December 31, 2012, the aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a net liability position was $37 million (2011 – $110 million), for which the Company has provided collateral of nil (2011 – $28 million) in the normal course of business. If the credit-risk-related contingent features in these agreements were triggered on December 31, 2012, the Company would have been required to provide additional collateral of $37 million (2011 – $82 million) to its counterparties. Collateral may also need to be provided should the fair value of derivative instruments exceed pre-defined contractual exposure limit thresholds. The Company has sufficient liquidity in the form of cash and undrawn committed revolving bank lines to meet these contingent obligations should they arise.

Fair Value Hierarchy
 The Company's financial assets and liabilities recorded at fair value have been categorized into three categories based on a fair value hierarchy.

In Level I, the fair value of assets and liabilities is determined by reference to quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date.

In Level II, the fair value of interest rate and foreign exchange derivative assets and liabilities is determined using the income approach. The fair value of power and natural gas commodity assets and liabilities is determined using the market approach. Under both approaches, valuation is based on the extrapolation of inputs, other than quoted prices included within Level I, for which all significant inputs are observable directly or indirectly. Such inputs include published exchange rates, interest rates, interest rate swap curves, yield curves, and broker quotes from external data service providers. Transfers between Level I and Level II would occur when there is a change in market circumstances. There were no transfers between Level I and Level II in 2012 or 2011.

In Level III, the fair value of assets and liabilities measured on a recurring basis is determined using a market approach based on inputs that are unobservable and significant to the overall fair value measurement. Assets and liabilities measured at fair value can fluctuate between Level II and Level III depending on the proportion of the value of the contract that extends beyond the time frame for which inputs are considered to be observable. As contracts near maturity and observable market data becomes available, they are transferred out of Level III and into Level II. There were no transfers out of Level II and into Level III in 2012 or 2011.

Long-dated commodity transactions in certain markets where liquidity is low are included in Level III of the fair value hierarchy, as the related commodity prices are not readily observable. Long-term electricity prices are estimated using a third-party modelling tool which takes into account physical operating characteristics of generation facilities in the markets in which the Company operates. Inputs into the model include market fundamentals such as fuel prices, power supply additions and retirements, power demand, seasonal hydro conditions and transmission constraints. Long-term North American natural gas prices are based on a view of future natural gas supply and demand, as well as exploration and development costs. Long-term prices are reviewed by management and the Board on a periodic basis. Significant decreases in fuel prices or demand for electricity or natural gas, or increases in the supply of electricity or natural gas would result in a lower fair value measurement of contracts included in Level III.

The fair value of the Company's assets and liabilities measured on a recurring basis, including both current and non-current portions, are categorized as follows:

December 31 (millions of Canadian dollars,	Quoted Prices in Active Markets (Level I)		Significant Other Observable Inputs (Level II)		Significant Unobservable Inputs (Level III)		Total
pre-tax)	2012	2011	2012	2011	2012	2011	2012	2011

Derivative Instrument Assets:
Interest rate contracts	–	–	24	35	–	–	24	35
Foreign exchange contracts	–	–	119	142	–	–	119	142
Power commodity contracts	–	–	213	201	2	–	215	201
Gas commodity contracts	75	124	13	55	–	–	88	179
Derivative Instrument Liabilities:
Interest rate contracts	–	–	(14)	(23)	–	–	(14)	(23)
Foreign exchange contracts	–	–	(76)	(102)	–	–	(76)	(102)
Power commodity contracts	–	–	(269)	(454)	(4)	(15)	(273)	(469)
Gas commodity contracts	(95)	(208)	(11)	(26)	–	–	(106)	(234)
Non-Derivative Financial Instruments:
Available-for-sale assets	44	23	–	–	–	–	44	23

	24	(61)	(1)	(172)	(2)	(15)	21	(248)

The following table presents the net change in the Level III fair value category:

(millions of Canadian dollars, pre-tax)	Derivatives[1,2]

Balance at December 31, 2010	(8)
New contracts	1
Settlements	2
Transfers out of Level III	3
Total losses included in OCI	(13)

Balance at December 31, 2011	(15)

Settlements	(1)
Transfers out of Level III	(21)
Total gains included in Net Income	11
Total gains included in OCI	24

Balance at December 31, 2012	(2)

[1]
The fair value of derivative assets and liabilities is presented on a net basis.

[2]
At December 31, 2012, there were unrealized gains included in Net Income attributable to derivatives that were still held at the reporting date of $1 million (2011 – nil).

A 10 per cent increase or decrease in commodity prices, with all other variables held constant, would result in a $4 million decrease or increase, respectively, in the fair value of outstanding derivative instruments included in Level III as at December 31, 2012.